Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 1,047,961	Royalties	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - New Mexico [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 2
	9,662	Fees	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - New Mexico [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 3
	901	Infrastructure	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - New Mexico [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 4
	39,462	Royalties	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - North Dakota [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 5
	555	Fees	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - North Dakota [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 6
	285	Royalties	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - Oklahoma [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 7
	122	Infrastructure	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - Texas [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 8
	52,836	Royalties	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - Wyoming [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 9
	2,893	Fees	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - Wyoming [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 10
	9,084	Taxes	TRINIDAD AND TOBAGO	National Government of Trinidad & Tobago (TT) [Member]	Offshore Trinidad & Tobago (Atlantic Ocean) [Member]	Crude Oil and Natural Gas [Member]	Trinidad Segment [Member]	Well
#: 11
	15,039	Royalties	TRINIDAD AND TOBAGO	National Government of Trinidad & Tobago (TT) [Member]	Offshore Trinidad & Tobago (Atlantic Ocean) [Member]	Crude Oil and Natural Gas [Member]	Trinidad Segment [Member]	Well
#: 12
	6,972	Fees	TRINIDAD AND TOBAGO	National Government of Trinidad & Tobago (TT) [Member]	Offshore Trinidad & Tobago (Atlantic Ocean) [Member]	Crude Oil and Natural Gas [Member]	Trinidad Segment [Member]	Well
#: 13
	84,252	Prod. Entitlements	TRINIDAD AND TOBAGO	National Government of Trinidad & Tobago (TT) [Member]	Offshore Trinidad & Tobago (Atlantic Ocean) [Member]	Crude Oil and Natural Gas [Member]	Trinidad Segment [Member]	Well
#: 14
	1,690	Prod. Entitlements	TRINIDAD AND TOBAGO	National Government of Trinidad & Tobago (TT) [Member]	Offshore Trinidad & Tobago (Atlantic Ocean) (In-Kind Payment) [Member]	Crude Oil and Natural Gas [Member]	Trinidad Segment [Member]	Well
#: 15
	189	Fees	AUSTRALIA	National Government of Australia (AU) [Member]	Offshore Australia (Joseph Bonaparte Gulf) [Member]	Crude Oil and Natural Gas [Member]	Other International Segment [Member]	Well
#: 16
	1,110,394	Taxes	UNITED STATES	United States Federal Government (US) [Member]	Payments by EOG Consolidated Entity (Not Attributable to a Specific Project(s)) [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 17
	$ 310	Fees	UNITED STATES	United States Federal Government (US) [Member]	Payments by EOG Consolidated Entity (Not Attributable to a Specific Project(s)) [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well